Derivatives Warrant Liabilities (Details) - Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event
	Jun. 30, 2024	Dec. 31, 2023
Expected volatility [Member] | Minimum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	56.5	55.08
Expected volatility [Member] | Maximum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	63.21	60.24
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	4.35	3.85
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	4.65	4.05
Expected Life [Member] | Minimum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	2	2
Expected Life [Member] | Maximum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	5	5
Value per share [Member] | Minimum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	0.69	0.71
Value per share [Member] | Maximum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	0.69	0.71
Exercise price [Member] | Minimum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	1.1	1.1
Exercise price [Member] | Maximum [Member]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event [Line Items]
Warrant measurement inputs	1.1	1.1